Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,917,218
Proposed Maximum Offering Price per Unit	0.6026
Maximum Aggregate Offering Price	$ 6,578,715.57
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,007.21
Offering Note	Represents 10,917,218 shares of the registrant’s common stock, par value $0.0001 per share (the “Common Stock”), consisting of (i) 10,203,008 shares of Common Stock underlying warrants held by the selling stockholders; and (ii) 714,210 shares of Common Stock underlying placement agent warrants, that will be offered for resale by the selling securityholder named in this registration statement pursuant to the prospectus contained in this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include an indeterminable number of additional shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the high and low prices for a share of the registrant’s Common Stock reported on August 1, 2025, which date is a date within five business days prior to the filing of this registration statement, and rounded up to the nearest cent.